JOHN HANCOCK INVESTMENT MANAGEMENT

200 Berkeley Street

Boston, Massachusetts, 02216-2805

December 28, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)
File Nos. 333-251351; 811-22056

Ladies and Gentlemen:

On behalf of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”), in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are transmitting for electronic filing Post-Effective Amendment No. 1 (the “Amendment”) to the Fund’s registration statement on Form N-2 (the “Registration Statement”) with respect to the offering by the Fund of additional shares of common stock, no par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund is a closed-end fund that has been operating a shelf program pursuant to a registration statement on Form N-2, most recently filed on February 25, 2021 and declared effective on February 26, 2021 following review by the staff of the Securities and Exchange Commission (the “SEC” and the “SEC staff”).

The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the SEC staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

Please note that, in keeping with the request for no review or limited review above, based on the SEC staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are limited to routine updates to the expense, financial and performance tables, as well as updates to the tax disclosures and to the information regarding the Board of Trustees. Since February 25, 2021, the investment strategies and investment policies of the Fund have only changed to reflect the removal of an options strategy following the termination of the subadviser who previously operated this investment strategy. The Registrant’s principal investment strategies and related risks are otherwise unchanged, except for immaterial year-over-year disclosure updates.

Should members of the SEC staff have any questions or comments concerning the Registration Statement, or if we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (617) 572-0138 with any questions or comments concerning these materials.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary